Stock Incentive Plan - Additional Information (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment arrangementnon vested award options cost not yet recognized amount	$ 36,236		$ 36,236		$ 27,908
Share based payment arrangementnon vested award excluding options cost not yet recognized amount	12		12		44
Share based payment arrangementnon vested award cost not yet recognized amount	$ 36,224		36,224		27,864
Share based compensation by share based award options vested in period aggregate fair value			$ (4,444)		$ (1,672)
Share based compensation by share based award options forfeited in period aggregate fair value				$ 509		$ 606
Stock Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based arrangement number of shares authorized	36,250		36,250		36,250	36,250
Share based compensation by share based arrangement number of shares available for grant	1,716		1,716		4,034
Share based compensation by share based arrangement vesting period			48 months		48 months
Share based compensation by share based arrangement vesting arrangement term			25.00%		25.00%
Share based compensation by share based arrangement percentage of shares authorized for grant for which no condition is there	15.00%		15.00%		15.00%
Share based compensation by share based arrangement term			10 years		10 years
Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based arrangement term			7 years	7 years	7 years	7 years
Allocated share based compensation			$ 0	$ 0	$ 0	$ 0
Stock Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation	$ 10	$ 25	$ 27	$ 56	$ (6)	$ 171
Share based compensation by share based arrangement forfeiture rate of options					28.10%
Share based compensation by share based arrangement forfeiture rate of options revised					41.10%